Organization and Principal Activities - Assets and Liabilities of VIEs and its Subsidiaries and Group's taken as Whole (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 586,955	$ 92,106	¥ 504,108	¥ 972,438
Short-term investments	828,867	130,067	696,051
Accounts receivable from third parties	302,336	47,443	427,352
Accounts receivable from a related party	320,939	50,362	609,094
Inventories	576,351	90,442	439,375
Total assets	3,276,714	514,188	3,179,519
Accounts and notes payable current	1,069,108	167,766	1,001,371
Total liabilities	1,625,787	$ 255,121	1,649,200
VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	353,554		338,748
Short-term investments	820,344		579,457
Accounts receivable from third parties	204,769		412,118
Accounts receivable from a related party	320,939		609,094
Inventories	362,385		392,574
Amount due from Group companies	232,203		106,956
Other assets	383,569		395,941
Total assets	2,677,763		2,834,888
Accounts and notes payable current	545,966		860,454
Accrued expenses and other liabilities	292,388		302,256
Amount due to Group companies	824,304		480,058
Other liabilities	122,508		293,413
Total liabilities	¥ 1,785,166		¥ 1,936,181